Share Repurchase Programs (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012 program
Ordinary shares | Share repurchase programs, Pre-2012
Share repurchases
Number of share repurchase programs approved by the Board		5
Ordinary shares | 2012 Share repurchase program
Share repurchases
Number of share repurchase programs approved by the Board		1
Authorized amount	$ 100
Share repurchase program period, maximum	12 months
Shares repurchased		41,500
ADS shares | 2012 Share repurchase program
Share repurchases
Shares repurchased		1,660
Value of shares repurchased		67.2